Debt - Schedule of Company's Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total long-term debt	$ 2,533	$ 2,538
Less due within one year	139	211
Total long term non current debt	2,394	2,327
Three Point Six Two Five Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	746	745
Four Point One Five Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	643	643
One Point Nine Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	576	592
Three Point One Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	315	305
Bank Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	117	202
Government Loans [Member]
Debt Instrument [Line Items]
Total long-term debt	92	9
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 44	$ 42